CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Comprehensive Income
NET INCOME FOR THE YEAR	$ 599,693	$ 575,249	$ 478,432
Equity instruments at fair value through other comprehensive income	(113)
Income tax related to the above	31
Total items that will not be reclassified to the income statements	(82)
Other comprehensive income that will be reclassified to profit or loss
Debt instruments at fair value through other comprehensive income	4,826
Avalilable for sale financial assets		(5,520)	14,468
Cash flow hedge	13,365	(5,850)	(6,338)
Income tax related to the above	(4,903)	2,754	(1,975)
Total items that will be reclassified to the income statements	13,288	(8,616)	6,155
Other comprehesive income for the year, net of tax	13,206	(8,616)	6,155
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	612,899	566,633	484,587
Attributable to:
Shareholders of the Bank	608,623	553,849	481,419
Non-controlling interests	$ 4,276	$ 12,784	$ 3,168